Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Nov. 28, 2012
(Delaware Inflation Protected Bond Fund) | Class A
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
(Delaware Inflation Protected Bond Fund) | Class B
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.59%
(Delaware Inflation Protected Bond Fund) | Class C
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.59%
(Delaware Inflation Protected Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	0.69%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.59%
(Delaware Core Plus Bond Fund) | Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.33%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	(0.28%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.90%
(Delaware Core Plus Bond Fund) | Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.23%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Delaware Core Plus Bond Fund) | Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.33%
Total annual fund operating expenses	1.88%
Fee waivers and expense reimbursements	(0.23%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.65%
(Delaware Core Plus Bond Fund) | Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.33%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.23%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.65%
(Delaware Core Plus Bond Fund) | Class R
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.33%
Total annual fund operating expenses	1.48%
Fee waivers and expense reimbursements	(0.33%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.59% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. The waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.65% of the Fund's average daily net assets from November 28, 2012 through November 28, 2013. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees to no more than 0.25% and 0.50%, respectively, of its average daily net assets from November 28, 2012 through November 28, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.30% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.